Forward Purchase Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Forward Purchase Agreements
Forward Purchase Agreements

Note 7 – Forward Purchase Agreements

On November 9, 2022 and November 13, 2022, 8i, EHL, and certain institutional investors, HB Strategies LLC (the “Seller 1”) and Alto Opportunity Master Fund, SPC - Segregated Master Portfolio B (“Seller 2”) entered into an agreement (the “Prepaid Forward Agreement 1” and “Prepaid Forward Agreement 2”), respectively, for an equity prepaid forward transaction (the “Prepaid Forward Transaction 1” and “Prepaid Forward Transaction 2”).

Pursuant to the terms of the Prepaid Forward Agreements, Seller 1 and Seller 2 may (i) purchase through a broker in the open market, from holders of Shares other than 8i Acquisition or affiliates thereof, 8i Acquisition’s ordinary shares, no par value, (the “Shares”), or (ii) reverse Seller 1’s and Seller 2’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 1” and “Recycled Shares 2”, respectively). While Seller 1 and Seller 2 has no obligation to purchase any Shares under the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2, the aggregate total Recycled Shares 1 and Recycled Shares 2 that may be purchased or reversed under the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2 shall be no more than 1,400,000 shares and 1,125,000 shares, respectively. Seller 1 and Seller 2 have agreed to hold the Recycled Shares 1 and Recycled Shares 2, for the benefit of (a) 8i Acquisition until the closing of the Business Combination (the “Closing”) and (b) the Company after the Closing (each a “Counterparty”). Seller 1 and Seller 2 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

The key terms of the forward contracts are as follows:

- Sellers can terminate the Transaction no later than the later of: (a) Third Local Business Day following the Optional Early Termination (“OET”); (b) the first Payment Date after the OET Date which shall specify the quantity by which the Number of Shares is to be reduced (such quantity, the “Terminated Shares”) Seller shall terminate the Transaction in respect of any Shares sold on or prior to the Maturity Date. The Counterparty is entitled to an amount from the Seller equal to the number of terminated shares multiplied by the Reset Price.

-Seller 1 and Seller 2 are entitled to receive the Maturity Consideration, an amount equal to the product of: (1) Number of Recycled Shares specified in the Pricing Date Notice, less(b) the number of Terminated Shares multiplied by (2) USD 2.50 (the “Maturity Consideration”), in cash. The Company can also pay the Seller 1 and Seller 2 shares based on the Company’s average volume weighted average share price (“VWAP”) of the Shares over 30 Scheduled Trading Days ending on the Maturity Date. Such settlement consideration or OET is considered to be an embedded feature (or instrument) with in the Prepaid Forward Transaction 1 and 2.

- The Prepaid Forward Transaction 1 and 2 required physical settlement by repurchase of remaining of the recycled shares in exchange for cash and if either the amount to be paid or the settlement date varies based on specified conditions, the earlier of a) first anniversary of the closing of the transactions between Counterparty and EUDA on November 18, 2022 or b) the date specified by Seller in a written notice to be delivered at Seller’s discretion (not earlier than the day such notice is effective) after the occurrence of a VWAP Trigger Event, those instruments shall be measured subsequently at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date, recognizing the resulting change in that amount from the previous reporting date as interest cost, which we recorded as change in fair value of prepaid forward purchase liability.

In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company has determined that the prepaid forward contract is a financial instrument other than a share that represent or are indexed to obligations to repurchase the issuer’s equity shares by transferring assets, referred to herein as the “prepaid forward purchase liability” on its consolidated balance sheets. The Company initially measure the prepaid forward purchase liability at fair value and measured subsequently at fair value with changes in fair value recognized in earnings.

As of the closing of the Business Combination on November 17, 2022, the fair value of the prepaid forward purchase liability was determined to be $7,409,550. For the three months ended March 31, 2023, the change of fair value of the prepaid forward purchase liability was amounted to a loss of $532,492. As of March 31, 2023 and December 31, 2022, the prepaid forward purchase liabilities amounted to $20,853,545 and $20,321,053, respectively.

Note 11 – Forward Purchase Agreements

On November 9, 2022 and November 13, 2022, 8i, EHL, and certain institutional investors, HB Strategies LLC (the “Seller 1”) and Alto Opportunity Master Fund, SPC - Segregated Master Portfolio B (“Seller 2”) entered into an agreement (the “Prepaid Forward Agreement 1” and “Prepaid Forward Agreement 2”), respectively, for an equity prepaid forward transaction (the “Prepaid Forward Transaction 1” and “Prepaid Forward Transaction 2”).

Pursuant to the terms of the Prepaid Forward Agreements, Seller 1 and Seller 2 may (i) purchase through a broker in the open market, from holders of Shares other than 8i Acquisition or affiliates thereof, 8i Acquisition’s ordinary shares, no par value, (the “Shares”), or (ii) reverse Seller 1’s and Seller 2’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 1” and “Recycled Shares 2”, respectively). While Seller 1 and Seller 2 has no obligation to purchase any Shares under the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2, the aggregate total Recycled Shares 1 and Recycled Shares 2 that may be purchased or reversed under the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2 shall be no more than 1,400,000 shares and 1,125,000 shares, respectively. Seller 1 and Seller 2 have agreed to hold the Recycled Shares 1 and Recycled Shares 2, for the benefit of (a) 8i Acquisition until the closing of the Business Combination (the “Closing”) and (b) the Company after the Closing (each a “Counterparty”). Seller 1 and Seller 2 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

The key terms of the forward contracts are as follows:

- Sellers can terminate the Transaction no later than the later of: (a) Third Local Business Day following the Optional Early Termination (“OET”); (b) the first Payment Date after the OET Date which shall specify the quantity by which the Number of Shares is to be reduced (such quantity, the “Terminated Shares”) Seller shall terminate the Transaction in respect of any Shares sold on or prior to the Maturity Date. The Counterparty is entitled to an amount from the Seller equal to the number of terminated shares multiplied by the Reset Price.

-Seller 1 and Seller 2 are entitled to receive the Maturity Consideration, an amount equal to the product of: (1) Number of Recycled Shares specified in the Pricing Date Notice, less(b) the number of Terminated Shares multiplied by (2) USD 2.50 (the “Maturity Consideration”), in cash. The Company can also pay the Seller 1 and Seller 2 shares based on the Company’s average volume weighted average share price (“VWAP”) of the Shares over 30 Scheduled Trading Days ending on the Maturity Date. Such settlement consideration or OET is considered to be an embedded feature (or instrument) with in the Prepaid Forward Transaction 1 and 2.

- The Prepaid Forward Transaction 1 and 2 required physical settlement by repurchase of remaining of the recycled shares in exchange for cash and if either the amount to be paid or the settlement date varies based on specified conditions, the earlier of a) first anniversary of the closing of the transactions between Counterparty and EUDA on November 18, 2022 or b) the date specified by Seller in a written notice to be delivered at Seller’s discretion (not earlier than the day such notice is effective) after the occurrence of a VWAP Trigger Event, those instruments shall be measured subsequently at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date, recognizing the resulting change in that amount from the previous reporting date as interest cost, which we recorded as change in fair value of prepaid forward purchase liability.

In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company has determined that the prepaid forward contract is a financial instrument other than a share that represent or are indexed to obligations to repurchase the issuer’s equity shares by transferring assets, referred to herein as the “prepaid forward purchase liability” on its consolidated balance sheets. The Company initially measure the prepaid forward purchase liability at fair value and measured subsequently at fair value with changes in fair value recognized in earnings.

As of the closing of the Business Combination, the fair value of the prepaid forward purchase liability was $7,409,550 and was recorded on the Company’s consolidated balance sheets. Subsequently, the change of fair value of the prepaid forward purchase liability was amounted to a loss of $12,911,503 for the year end December 31, 2022. As of December 31, 2022, the prepaid forward purchase liabilities amounted to $20,321,053.